Consolidated Statements of Condition - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 651,058,000	$ 2,087,724,000
Investment securities:
Held to maturity debt securities (Market value of $3,400 on December 31, 2023 and $3,400 on December 31, 2022)	3,400,000	3,400,000
Available for sale debt securities (Amortized cost of $5,330,814 on December 31, 2023 and $5,018,996 on December 31, 2022)	4,822,341,000	4,417,796,000
Equity securities with readily determinable fair values	5,417,000	5,358,000
Total investment securities	4,831,158,000	4,426,554,000
Loans	8,058,961,000	7,430,603,000
Less allowance for credit losses	(157,069,000)	(125,972,000)
Net loans	7,901,892,000	7,304,631,000
Bank premises and equipment, net	437,094,000	431,612,000
Accrued interest receivable	65,302,000	45,787,000
Other investments	343,452,000	358,910,000
Cash surrender value of life insurance policies	303,486,000	300,589,000
Goodwill	282,532,000	282,532,000
Other assets	250,215,000	263,137,000
Total assets	15,066,189,000	15,501,476,000
Deposits:
Demand-non-interest bearing	5,030,845,000	5,846,055,000
Savings and interest bearing demand	4,368,532,000	4,745,768,000
Time	2,425,177,000	2,068,184,000
Total deposits	11,824,554,000	12,660,007,000
Securities sold under repurchase agreements	530,416,000	431,191,000
Other borrowed funds	10,745,000	10,944,000
Junior subordinated deferrable interest debentures	108,868,000	134,642,000
Other liabilities	143,832,000	219,933,000
Total liabilities	12,618,415,000	13,456,717,000
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 96,466,900 shares on December 31, 2023 and 96,420,456 shares on December 31, 2022	96,467,000	96,420,000
Surplus	155,511,000	154,061,000
Retained earnings	3,029,088,000	2,695,567,000
Accumulated other comprehensive loss	(397,889,000)	(470,497,000)
Total shareholders' equity before treasury stock	2,883,177,000	2,475,551,000
Less cost of shares in treasury, 34,391,184 shares on December 31, 2023 and 34,278,617 on December 31, 2022	(435,403,000)	(430,792,000)
Total shareholders' equity	2,447,774,000	2,044,759,000
Total liabilities and shareholders' equity	$ 15,066,189,000	$ 15,501,476,000